Long-term debt - CIBC Loan (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Nov. 03, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Total initial gross proceeds		$ 7,273
Changes during the period
Proceeds received, net		7,124
Fair value of warrants		(129)
Interest and accretion expense		115
Foreign exchange		108
Repayment		(44)
Balance - End of year		7,174
Less: Current portion		523
Long-term portion		$ 6,651
CIBC loan
Disclosure of detailed information about borrowings [line items]
Total initial gross proceeds	$ 10,000
Adjustment to interest rate basis (as a percent)	2.00%
Minimum percentage of revenue for the same fiscal quarter in the prior fiscal year as financial covenant	15.00%
Amount repaid	$ 208